Leases	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Leases [Abstract]
Leases

Note 15 — Leases

On July 6, 2022, the Company entered into an office lease contract with Eureka, a related party (“Lease 1”). Under the original lease contract, the sublease agreement commenced on August 1, 2022 and expires on December 31, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023.

On October 1, 2023 Estrella entered into an office lease contract with Eureka, a related party (“Lease 2”) for nine months without any renewal option.

On July 1, 2024, the Company entered into an office sublease agreement with Eureka (“Lease 3”) for six months without any renewal option.

The Company’s office lease was classified as an operating lease. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The Company elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease in accordance with ASC 842-20-25-2. As a result of the lease amendment, the Company then reduced the corresponding ROU and lease liability to $0 from Lease 1 and continued to recognize the lease monthly payments in profit or loss on a straight — line basis over the remaining lease term period.

Rent expense for the six-month transition period ended December 31, 2024 and for the fiscal year ended 2024 was $12,000 and $20,000, respectively.

Note 9 — Leases

On October 1, 2023 Estrella entered into an office lease contract with Eureka, a related party (“Lease 1”) for nine months without any renewal option.

On July 1, 2024, the Company entered into an office sublease agreement with Eureka (“Lease 2”) for six months without any renewal option.

On January 1, 2025, the Company entered into an office sublease agreement with Eureka (“Lease 3”) for six months without any renewal option.

On July 1, 2025, the Company entered into an office sublease agreement with Eureka (“Lease 4”) for six months without any renewal option.

The Company’s office lease was classified as an operating lease. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The Company elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease in accordance with ASC 842-20-25-2, and continued to recognize the lease monthly payments in profit or loss on a straight — line basis over the remaining lease term period.

Rent expense for the three months ended September 30, 2025 and 2024 was $6,000. Rent expense for the nine months ended September 30, 2025 and 2024 was $18,000.